Revenue - Schedule of Components of Revenue (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure - Revenue - Schedule of Components of Revenue [Abstract]
Sale of goods			$ 329,584,136
Other operating revenue			11,444,131
Revenue	$ 268,791,694	$ 307,634,389	$ 341,028,267